Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 21,726	¥ 21,643
Interest costs on projected benefit obligations	3,331	3,609
Expected return on plan assets	(19,124)	(17,353)
Amortization of prior service benefits	76	102
Amortization of net actuarial loss (gain)	(3,942)	214
Special termination benefits	1,792	2,128
Net periodic benefit cost	¥ 3,859	¥ 10,343